Fees and Commissions (Details) - Schedule of income and expences - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commission income
Commissions for account management	$ 39,581,000	$ 34,825,000	$ 35,949,000
Commissions for collections, collections and payments	26,871,000	23,242,000	33,355,000
Commissions for intermediation and management of values	10,750,000	11,272,000	10,154,000
Office banking	17,823,000	15,119,000	13,655,000
Other remuneration for services rendered	49,178,000	44,072,000	47,331,000
Commission expenses
Commissions per transaction with securities	(4,860,000)	(896,000)	(1,001,000)
Office banking	(2,115,000)	(2,078,000)	(1,860,000)
Interbank services	(34,143,000)	(24,957,000)	(19,839,000)
Transferred over time [Member]
Commission income
Commissions for lines of credit and overdrafts	7,602	7,428,000	10,315,000
Commissions for guarantees and letters of credit	39,010	36,277,000	35,039,000
Commissions for card services	58,186	47,073,000	41,347,000
Commissions for account management	39,581	34,825,000	35,949,000
Commissions for collections, collections and payments
Commissions for intermediation and management of values
Remuneration for insurance commercialization
Office banking
Other remuneration for services rendered
Other commissions earned
Total	144,379	125,603,000	122,650,000
Commission expenses
Remuneration for card operation
Commissions per transaction with securities
Office banking
Interbank services
Other commissions
Total
Total Net commission income and expenses	144,379	125,603,000	122,650,000
Transferred at a point in time [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services	215,455	149,235,000	184,355,000
Commissions for account management
Commissions for collections, collections and payments	12,498	11,303,000	12,854,000
Commissions for intermediation and management of values	10,750	11,272,000	10,154,000
Remuneration for insurance commercialization
Office banking	17,823	15,119,000	13,655,000
Other remuneration for services rendered	49,178	44,072,000	47,331,000
Other commissions earned	70,250	42,855,000	37,494,000
Total	375,954	273,856,000	305,843,000
Commission expenses
Remuneration for card operation	(93,019)	(68,550,000)	(171,513,000)
Commissions per transaction with securities	(4,860)	(896,000)	(1,001,000)
Office banking	(2,115)	(2,078,000)	(1,860,000)
Interbank services	(34,143)	(24,957,000)	(19,839,000)
Other commissions	(36,658)	(32,942,000)	(8,359,000)
Total	(170,795)	(129,423,000)	(211,572,000)
Total Net commission income and expenses	205,159	144,433,000	94,271,000
Accrual model [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for account management
Commissions for collections, collections and payments	14,373	11,939,000	20,501,000
Commissions for intermediation and management of values
Remuneration for insurance commercialization	43,898	39,764,000	49,664,000
Office banking
Other remuneration for services rendered
Other commissions earned
Total	58,271	51,703,000	70,165,000
Commission expenses
Remuneration for card operation	(75,058)	(54,461,000)
Commissions per transaction with securities
Office banking
Interbank services
Other commissions
Total	(75,058)	(54,461,000)
Total Net commission income and expenses	(16,787)	(2,758,000)	70,165,000
Individuals and PYMEs [Member]
Commission income
Commissions for lines of credit and overdrafts	6,284,000	6,334,000	6,123,000
Commissions for guarantees and letters of credit	11,620,000	11,304,000	11,553,000
Commissions for card services	258,971,000	187,098,000	218,635,000
Commissions for account management	35,933,000	31,508,000	32,608,000
Commissions for collections, collections and payments	24,615,000	21,281,000	36,129,000
Commissions for intermediation and management of values	3,687,000	3,353,000	3,219,000
Remuneration for insurance commercialization	43,995,000	39,764,000	49,664,000
Office banking	12,493,000	10,393,000	9,280,000
Other remuneration for services rendered	45,278,000	39,318,000	42,499,000
Other commissions earned	34,656,000	18,948,000	12,462,000
Total	477,532,000	369,301,000	422,172,000
Commission expenses
Remuneration for card operation	(160,982,000)	(118,255,000)	(168,024,000)
Commissions per transaction with securities
Office banking	(4,237,000)	(1,326,000)	(1,186,000)
Interbank services	(24,230,000)	(16,073)	(12,776,000)
Other commissions	(25,818,000)	(20,216,000)	(9,559,000)
Total	(215,265,000)	(155,870,000)	(191,545,000)
Total Net commission income and expenses	262,265,000	213,431,000	230,627,000
Companies and Institutions [Member]
Commission income
Commissions for lines of credit and overdrafts	835,000	690,000	935,000
Commissions for guarantees and letters of credit	19,281,000	17,505,000	17,531,000
Commissions for card services	11,223,000	6,620,000	6,042,000
Commissions for account management	2,496,000	2,495,000	2,515,000
Commissions for collections, collections and payments	1,561,000	1,514,000	2,185,000
Commissions for intermediation and management of values	355,000	299,000	245,000
Remuneration for insurance commercialization
Office banking	4,494,000	4,077,000	3,782,000
Other remuneration for services rendered	3,306,000	3,606,000	3,748,000
Other commissions earned	12,878,000	11,716,000	10,727,000
Total	56,429,000	48,522,000	47,710,000
Commission expenses
Remuneration for card operation	(6,035,000)	(3,020,000)	(3,475,000)
Commissions per transaction with securities
Office banking	73,000	(434,000)	(389,000)
Interbank services	(4,338,000)	(5,183,000)	(4,121,000)
Other commissions	(2,226,000)	(1,550,000)	(1,013,000)
Total	(12,526,000)	(10,187,000)	(8,998,000)
Total Net commission income and expenses	43,903,000	38,335,000	38,712,000
Global Investment Banking [Member]
Commission income
Commissions for lines of credit and overdrafts	430,000	398,000	3,240,000
Commissions for guarantees and letters of credit	7,983,000	7,112,000	5,842,000
Commissions for card services	3,401,000	2,568,000	950,000
Commissions for account management	1,149,000	819,000	823,000
Commissions for collections, collections and payments	653,000	367,000	464,000
Commissions for intermediation and management of values	5,790,000	8,149,000	8,301,000
Remuneration for insurance commercialization	3,000
Office banking	836,000	649,000	606,000
Other remuneration for services rendered	581,000	1,028,000	839,000
Other commissions earned	23,785,000	12,850,000	14,293,000
Total	44,611,000	33,940,000	35,358,000
Commission expenses
Remuneration for card operation	(1,053,000)	(1,070,000)	(321,000)
Commissions per transaction with securities	(2,744,000)	(69,000)	(33,000)
Office banking	2,049,000	(314,000)	(282,000)
Interbank services	(5,618,000)	(3,663,000)	(2,912,000)
Other commissions	(3,989,000)	(5,644,000)	(2,707,000)
Total	(11,355,000)	(10,760,000)	(6,255,000)
Total Net commission income and expenses	33,256,000	23,180,000	29,103,000
Others [Member]
Commission income
Commissions for lines of credit and overdrafts	53,000	6,000	17,000
Commissions for guarantees and letters of credit	126,000	356,000	113,000
Commissions for card services	46,000	22,000	75,000
Commissions for account management	3,000	3,000	3,000
Commissions for collections, collections and payments	42,000	80,000	(5,423,000)
Commissions for intermediation and management of values	918,000	(529,000)	(1,611,000)
Remuneration for insurance commercialization	(100,000)
Office banking			(13,000)
Other remuneration for services rendered	13,000	120,000	245,000
Other commissions earned	(1,069,000)	(659,000)	12,000
Total	32,000	(601,000)	(6,582,000)
Commission expenses
Remuneration for card operation	(7,000)	(666,000)	307,000
Commissions per transaction with securities	(2,116,000)	(827,000)	(968,000)
Office banking		(4,000)	(3,000)
Interbank services	43,000	(38,000)	(30,000)
Other commissions	(4,625,000)	(5,532,000)	(4,080,000)
Total	(6,705,000)	(7,067,000)	(4,774,000)
Total Net commission income and expenses	(6,673,000)	(7,668,000)	(11,356,000)
Total [Member]
Commission income
Commissions for lines of credit and overdrafts	7,602,000	7,428,000	10,315,000
Commissions for guarantees and letters of credit	39,010,000	36,277,000	35,039,000
Commissions for card services	273,641,000	196,308,000	225,702,000
Commissions for account management	39,581,000	34,825,000	35,949,000
Commissions for collections, collections and payments	26,871,000	23,242,000	33,355,000
Commissions for intermediation and management of values	10,750,000	11,272,000	10,154,000
Remuneration for insurance commercialization	43,898,000	39,764,000	49,664,000
Office banking	17,823,000	15,119,000	13,655,000
Other remuneration for services rendered	49,178,000	44,072,000	47,331,000
Other commissions earned	70,250,000	42,855,000	37,494,000
Total	578,604,000	451,162,000	498,658,000
Commission expenses
Remuneration for card operation	(168,077,000)	(123,011,000)	(171,513,000)
Commissions per transaction with securities	(4,860,000)	(896,000)	(1,001,000)
Office banking	(2,115,000)	(2,078,000)	(1,860,000)
Interbank services	(34,143,000)	(24,957,000)	(19,839,000)
Other commissions	(36,658,000)	(32,942,000)	(8,359,000)
Total	(245,853,000)	(183,884,000)	(211,572,000)
Total Net commission income and expenses	$ 332,751,000	$ 267,278,000	$ 287,086,000